Investments Held in Trust (Details) (USD $)	Dec. 31, 2012
Held-To-Maturity Securities [Member]
Held-to-maturity Securities, Amortized Cost	$ 36,620,933
Held-to-maturity Securities, Gross Unrecognized Gains	244
Held-to-maturity Securities, Gross Unrecognized Losses	0
Held-to-maturity Securities, Fair Value	36,621,177
Cash [Member]
Held-to-maturity Securities, Amortized Cost	621,177
Held-to-maturity Securities, Gross Unrecognized Gains	0
Held-to-maturity Securities, Gross Unrecognized Losses	0
Held-to-maturity Securities, Fair Value	621,177
Us Treasury Securities [Member] | Held-To-Maturity Securities [Member]
Held-to-maturity Securities, Amortized Cost	35,999,756
Held-to-maturity Securities, Gross Unrecognized Gains	244
Held-to-maturity Securities, Gross Unrecognized Losses	0
Held-to-maturity Securities, Fair Value	$ 36,000,000